Leases	12 Months Ended
Dec. 31, 2023
Disclosure Text Block [Abstract]
Leases
Note 16. Leases
The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease cost for the years ended December 31, 2023, 2022 and 2021, were as follows:

	December 31,
	2023	2022	2021
	(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	$10,090	$8,951	$10,196
Total operating lease cost	10,090	$8,951	$10,196
Cash flow and other information related to operating leases were as follows:

	December 31,
	2023	2022	2021
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$8,885	$8,372	$9,829
Right-of-use assets obtained in exchange for new operating lease liabilities	$7,142	$12,057	$5,955

	December 31,
	2023	2022	2021
	(U.S. $ in thousands)
Weighted-average remaining lease term — operating leases	4.73 years	4.11 years	2.59 years
Weighted-average discount rate — operating leases	4.47%	4.17%	4.58%

Maturities of operating lease liabilities were as follows:

December 31,
2023
(U.S. $ in thousands)
2024	$6,554
2025	4,035
2026	2,628
2027	2,109
2028 / and thereafter	5,229
Total operating lease payments	20,555
Less: imputed interest	(1,895)
Present value of lease liabilities	$18,660